UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Decemberer 31, 2007

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tobias Bros., Inc.
Address:     623 Fifth Avenue
             Suite 2501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Severson
Title:       President
Phone:       212-251-3200

Signature, Place, and Date of Signing:

       /s/ John Severson                 New York, NY            2-4-2008
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Explanatory Note:

Schedule 13Fs previously filed were filed by a reporting person different from, but affiliated with, the reporting person of this Schedule 13F. The change in reporting person merely reflects certain organizational changes within the reporting person of this Schedule 13F.


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Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 33

Form 13F Information Table Value Total:            $61,218
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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                                                              FORM 13F-HR
                                                         QTR Ending 12/31/2007

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    OTH       VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP       (x1000)     PRN AMT PRN CALL    SOLE    SHRD      MGR  SOLE     SHRD  NONE
ACERGY S A SPONSORED ADR            OTC EQ    00443E104   1483       67500      N        X                     67500  0       0
BLOCKBUSTER INC CL A                COMMON    093679108    195       50000      N        X                     50000  0       0
BAKER HUGHES INC                    COMMON    057224107   4461       55000      N        X                     55000  0       0
CALL CHEESECAKE FACTO NOV           CALL O    1630728AE      9       25000      C        X                     25000  0       0
CONOCOPHILLIPS                      COMMON    20825C104   2208       25000      N        X                     25000  0       0
CHEVRON CORP                        COMMON    166764100   4667       50000      N        X                     50000  0       0
EL PASO CORPORATION                 COMMON    28336L109   4310      250000      N        X                    250000  0       0
EQUITABLE RESOURCES INC             COMMON    294549100   2264       50000      N        X                     50000  0       0
EXTERRAN HLDGS INC                  COMMON    30225X103   2454       30000      N        X                     30000  0       0
FUELCELL ENERGY INC                 OTC EQ    35952H106    992      100000      N        X                    100000  0       0
FRONTIER OIL CORP                   COMMON    35914P105   1420       35000      N        X                     35000  0       0
GUESS INC                           COMMON    401617105   1326       35000      N        X                     35000  0       0
GYMBOREE CORP                       OTC EQ    403777105    914       30000      N        X                     30000  0       0
HALLIBURTON CO                      COMMON    406216101   1896       50000      N        X                     50000  0       0
CALL HOVNANIAN ENTERP JAN           CALL O    4424878AU      5       10000      C        X                     10000  0       0
ION GEOPHYSICAL CORP                COMMON    462044108   1341       85000      N        X                     85000  0       0
NORDSTROM INC                       COMMON    655664100    551       15000      N        X                     15000  0       0
KODIAK OIL & GAS CORP               COMMON    50015Q100    698      317100      N        X                    317100  0       0
KOHLS CORP                          COMMON    500255104    687       15000      N        X                     15000  0       0
MCMORAN EXPLORATION COMPAN          COMMON    582411104    982       75000      N        X                     75000  0       0
NABORS INDUSTRIES LTD               COMMON    G6359F103   1917       70000      N        X                     70000  0       0
NOBLE CORP                          COMMON    G65422100   3391       60000      N        X                     60000  0       0
CALL PF CHANGS CHINA JAN 4          CALL O    69333Y8DF     21      102600      C        X                    102600  0       0
PARKER DRILLING CO                  COMMON    701081101   3180      421139      N        X                    421139  0       0
PACIFIC SUNWEAR OF CALIFOR          OTC EQ    694873100    564       40000      N        X                     40000  0       0
QUANTA SERVICES INC                 COMMON    74762E102    656       25000      N        X                     25000  0       0
ROYAL DUTCH SHELL PLC               COMMON    780259206   2947       35000      N        X                     35000  0       0
STANDARD & POORS DEPOSITAR          COMMON    78462F103   3655       25000      N        X                     25000  0       0
TITAN INTERNATIONAL INC-IL          COMMON    88830M102    703       22500      N        X                     22500  0       0
UNIT CORP                           COMMON    909218109   1156       25000      N        X                     25000  0       0
WEATHERFORD INTERNATIONAL           COMMON    G95089101   5145       75000      N        X                     75000  0       0
WILLIAMS COMPANIES INC              COMMON    969457100   3578       100000     N        X                    100000  0       0
GREAT WOLF RESORTS INC              OTC EQ    391523107   1043       106300     N        X                    106300  0       0

                                                        61,218

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